Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.446.8387

Commonwealth Annuity and Life Insurance Company

a Goldman Sachs Company

ANNUAL REPORT – 12/31/2008

FOR CONTRACT HOLDERS OF:  VALU PLUS ASSURANCE

March 18, 2009

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	SEPARATE ACCOUNT FUVUL 1940 Act Registration Number: 811-09731 1933 Act Registration Numbers: 333-93031 CIK: 0001100404 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account FUVUL, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	February 27, 2009
AIM Variable Insurance Funds	896435	February 26, 2009
The Alger American Fund	832566	February 25, 2009
Dreyfus Variable Investment Fund	813383	February 18, 2009
Evergreen Variable Annuity Trust	928754	February 23, 2009
Federated Insurance Series	912577	February 23, 2009
Franklin Templeton Variable Insurance Products Trust	837274	February 24, 2009
MFS® Variable Insurance TrustSM	918571	March 9, 2009
Oppenheimer Variable Account Funds	752737	February 25, 2009

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Vice President, General Counsel and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772